PRINCIPAL® PIVOT SERIES VARIABLE ANNUITY

UPDATING SUMMARY PROSPECTUS

Dated May 1, 2026

This Updating Summary Prospectus describes Principal® Pivot Series Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) through Principal Life Insurance Company Separate Account B (“Separate Account”).
This Updating Summary Prospectus summarizes key features of the Contract. The prospectus for the Contract (the “Expanded Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the Expanded Prospectus and other information about the Contract online at www.principal.com/PivotSeriesReport. You can also obtain this information at no cost by calling 1-800-852-4450 or by sending an email request to https://www.annuityinternet@principal.com.
The Contract is a complex investment and involves risks, including potential loss of principal and accumulated earnings. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Full and partial surrenders could result in surrender charges, taxes, and tax penalties. Our obligations under the Contract are subject to our financial strength and claims-paying ability.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at https://www.Investor.gov.

Updating Summary Prospectus Contents

Special Terms	2
Updated Information about Your Contract	4
Key Information Table	5
Appendix: Investment Options Available Under the Contract	10

SPECIAL TERMS
The terms defined below are used throughout this prospectus.
Accumulated Value – the sum of the values in the Separate Account Divisions.
Anniversary(ies) – the same day and month of each year following the Contract Date.
Annuitant – the person, including any Joint Annuitant, on whose life the annuity benefit payment and deferred income payment, as applicable, is based. This person may or may not be the Owner.
Annuitization Date – the date all of the Owner’s Accumulated Value is applied to an annuity benefit payment option.
Contract Date – the date the Contract becomes effective and is used to determine Contract Years.
Contract Year – the one-year period beginning on the Contract Date and ending one day before the contract Anniversary and any subsequent one-year period beginning on a contract Anniversary (for example, if the contract date is February 5, 2021, the first Contract Year ends on February 4, 2022, and the first contract Anniversary falls on February 5, 2022).
Data Page – that portion of the Contract which contains the following: Owner and Annuitant data (names, gender, Annuitant age); the Contract Date; maximum Annuitization Date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract Owner.
Division(s) – refer to the term “Separate Account Division” in this section.
Investment Options – the Separate Account Divisions.
Joint Annuitant – an Annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the Annuitant means the death of the first Annuitant to die.
Joint Owner – an Owner who has an undivided interest with the right of survivorship in this Contract with another Owner. Any reference to the death of the Owner means the death of the first Owner to die.
Owner – owns all the rights and privileges of this Contract (includes a Joint Owner, if any). If the Owner is not a natural person, the Owner must be an entity with its own taxpayer identification number.
Premium Payment(s) – the total amount You contributed to the Contract.
Qualified Plan – retirement plans that receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Separate Account Division (Division(s)) – a part of the Separate Account that invests in shares of an Underlying Mutual Fund. (Referred to in the marketing materials as “sub-accounts.”)

Surrender - the withdrawal of all or part of the Accumulated Value of Your Contract.
Surrender Charge – the charge deducted upon certain partial Surrenders or total Surrender of the Contract Accumulated Value before the Annuitization Date.
Transfer(s) – moving all or a portion of Your Accumulated Value to or from one investment option or among several Investment Options. All Transfers initiated during the same Valuation Period are considered to be one Transfer for purposes of calculating the transaction fee, if any.
Underlying Mutual Fund – a registered open-end investment company, or a series or portfolio thereof, in which a Division invests.
Unit – the accounting measure used to determine Your proportionate interest in a Division.
Valuation Date (Valuation Days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Valuation Period – the period of time from one determination of the value of a Unit of a Division to the next. Each Valuation Period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each Valuation Date and ends at the close of normal trading of the NYSE on the next Valuation Date.
We, Our, Us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
You, Your – the Owner of this Contract, including any Joint Owner.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the statutory prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since You entered into Your Contract.

Underlying Mutual Funds
•    Prior to July 28, 2025, the name of the Quality Equity Portfolio was the AMT Sustainable Equity Portfolio.
•Prior to April 30, 2026, the name of the MFS International Intrinsic Equity Portfolio was the MFS ® International Intrinsic Value Portfolio. On or about May 1, 2026, the PVC Diversified Growth Strategic Allocation Account merged into the PVC Diversified Growth Adaptive Allocation Account.
•On or about May 1, 2026, the PVC Diversified Balanced Strategic Allocation Account merged into the PVC Diversified Balanced Adaptive Allocation Account.
•Prior to May 1, 2026, the name of the TOPS ® Aggressive ETF Portfolio was the TOPS ® Aggressive Growth ETF Portfolio.
•Prior to May 1, 2026, the name of the TOPS ® Moderately Aggressive ETF Portfolio was the TOPS ® Growth ETF Portfolio.
•Prior to May 1, 2026, the name of the TOPS ® Moderate ETF Portfolio was the TOPS ® Moderate Growth ETF Portfolio.
•Prior to May 1, 2026, the name of the Columbia Variable Small Cap Value Discovery Fund was the Columbia Variable Portfolio Small Cap Value Fund.
•Prior to May 1, 2026, the name of the Columbia Variable Portfolio Select Short Corporate Income Fund was the Columbia Variable Portfolio Limited Duration Credit Fund. For more information on the available underlying funds, please see the funds' prospectuses at the following website: https://www.principal.com/PivotSeriesReport.

KEY INFORMATION TABLE
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN EXPANDED PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes.

For applications signed on or after April 6, 2017
If you withdraw money from your Contract within five contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% For example, if you make an early withdrawal within the first five contract years of making a premium payment, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

For applications signed before April 6, 2017
If you withdraw money from your Contract within seven Contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.
4. FEE TABLE 7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Are There Transaction Charges?
Yes. In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.
4. FEE TABLE 7. CHARGES – Transaction Fees

Are There Ongoing Fees and Expenses?
Yes. The following part of the table describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.

	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN PROSPECTUS
	1. Base contract[1] For applications signed on or after May 1, 2018 For applications signed on or after April 6, 2017 and before May 1, 2018 For applications signed before April 6, 2017	0.75% 1.00% 1.15%	0.75% 1.00% 1.15%	4. FEE TABLE 7. CHARGES
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.45%	2.50%	APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional benefit available for an additional charge[3]	0.35%	0.45%

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge, and an amount attributable to the annual fee for administrative expenses. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]	Quarterly charge as a percentage of the average quarterly accumulated value.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,086	HIGHEST ANNUAL COST $3,019
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional premium payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional premium payments, transfers or withdrawals

	RISKS	LOCATION IN EXPANDED PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Is This a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Amounts surrenders from the Contract may result in surrender charges, taxes and tax penalties, and may significantly reduce Contract benefits.

Surrender charges apply for up to five years following your last premium payment (for applications signed on or after April 6, 2017; seven years if signed earlier). These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
What are the Risks Associated with the Investment Options?
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (i.e., the divisions of the Separate Account).

•  Each investment option has its own unique risks.

•  You should review available investment options before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
What are the Risks related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks

	RESTRICTIONS	LOCATION IN EXPANDED PROSPECTUS
Are There Restrictions on the Investment Options?
Yes.

•There may be restrictions that limit the investment options you may choose.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

• We reserve the right to add or close Separate Account divisions. We reserve the right to substitute the Separate Account divisions' underlying mutual funds that are available as investment options under the Contract.

•We reserve the right to restrict the investment options available under the optional death benefit riders.

•We reserve the right to impose additional restrictions on premium payments.

•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are There any Restrictions on Contract Benefits?
Yes.

•There are restrictions and limitations relating to the benefits offered under the Contract (e.g., death benefits, living death benefits).

•Except as otherwise provided, Contract benefits may not be modified or terminated by us.

•Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value for the death benefit, perhaps significantly, and the reduction could be greater than the amount withdrawn.Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value for the death benefit, perhaps significantly, and the reduction could be greater than the amount withdrawn.

•Deferred income transfers under the Flexible Pension Builder Rider are treated as partial surrenders under the Contract, which may significantly reduce Policy benefits.

•Certain optional benefits are no longer available for purchase.

•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

10. BENEFITS AVAILABLE UNDER THE CONTRACT

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Optional Death Benefit Riders

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Flexible Pension Builder Rider

	TAXES	LOCATION IN EXPANDED PROSPECTUS
What are the Contract's Tax Implications?
•  You should consult with a tax professional to determine the tax implications of an investment in, and payments received under this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1/2.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN EXPANDED PROSPECTUS
How are Investment Professionals Compensated?
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have a financial incentive to offer or recommend this Contract over another investment.
7. Charges Distribution of the Contract 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries
Should I Exchange My Contract?
Your financial professional may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to you to purchase the new contract rather than continuing to own your existing contract.
16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Variable Options

The following is a list of underlying mutual funds available under the Contract. More information about the underlying funds is available in the underlying mutual fund statutory and summary prospectuses, which may be amended from time to time and can be found online at http://www.principal.com/PivotSeriesReport.You can also request this information at no cost by calling 1-800-852-4450, or by sending a request to annuityinternet@principal.com.

The current expense and performance information below reflects fees and expenses of the underlying mutual funds but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations in the Expanded Prospectus.

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Global Small/Mid Stock	ALPS Variable Investment Trust ALPS Global Opportunity Portfolio Class III [2]	ALPS Advisors, Inc./ Morningstar Investment Management, LLC	2.11%	1.36%	6.30%	9.36%
Moderate Allocation	American Funds Insurance Series® Asset Allocation Fund Class 4	Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
International Equity	American Funds Insurance Series® SMALLCAP World Fund Class 4 [1,13]	Capital Research and Management Company	1.15%	14.33%	0.23%	6.96%
Large Blend	American Funds Insurance Series® Growth-Income Fund Class 4	Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%

Moderate Allocation	American Funds Insurance Series® Managed Risk Asset Allocation Fund Class P2 [3]	Capital Research and Management Company/ Milliman Financial Risk Management, LLC	0.90%	11.67%	6.43%	7.17%
Moderately Aggressive Allocation	American Funds Insurance Series® Managed Risk Growth Fund Class P2 [3]	Capital Research and Management Company/ Milliman Financial Risk Management, LLC	0.93%	13.41%	7.96%	11.74%
Global Allocation	American Funds Insurance Series® Managed Risk EUPACFund Class P2 [1,3]	Capital Research and Management Company/ Milliman Financial Risk Management, LLC	1.06%	15.09%	-0.29%	2.90%
International Equity	American Funds Insurance Series® New World Fund ® Class 4 [1,2]	Capital Research and Management Company	1.07%	27.92%	5.06%	8.98%
Large U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund Class 4 [1,2]	Capital Research and Management Company	0.75%	16.90%	13.60%	12.08%
Moderate Allocation	BlackRock Variable Series Funds, Inc. 40/60 Target Allocation ETF V.I. Fund Class III [2,3]	BlackRock Advisors, LLC	0.33%	15.37%	7.05%	8.45%
Mid-Cap Blend	BlackRock Variable Series Funds, Inc. Advantage SMID Cap V.I. Fund Class III [2]	BlackRock Advisors, LLC	0.80%	10.87%	6.77%	10.85%

Global Allocation	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III [2]	BlackRock Advisors, LLC/ BlackRock (Singapore) Limited BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Small/Mid U.S. Equity	BNY Mellon Investment Portfolios MidCap Stock Portfolio Service Shares [1,2]	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.05%	9.81%	9.39%	8.51%
Fixed Income	Calvert Variable Trust, Inc. CVT EAFE International Index Portfolio Class F [1,2]	Calvert Research and Management	0.68%	30.64%	8.31%	7.63%
Fixed Income	Calvert Variable Trust, Inc. CVT Investment Grade Bond Index Portfolio Class F [1,2]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.57%	6.64%	-0.68%	1.62%
Large Growth	Calvert Variable Trust, Inc. CVT Nasdaq 100 Index Portfolio Class F [2]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.74%	20.10%	14.45%	18.79%
Small/Mid U.S. Equity	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio Class F [1,2]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.6%	12.23%	5.62%	9.08%

Small/Mid U.S. Equity	Calvert Variable Trust, Inc. CVT S&P MidCap 400 Index Portfolio Class F [1,2]	Calvert Research and Management/ Ameritas Investment Partners, Inc.	0.53%	6.92%	8.55%	10.13%
Small Value	Columbia Funds Variable Insurance Trust Small Cap Value Discovery Fund Class 2 [1,2,14]	Columbia Wanger Asset Management, LLC	1.05%	14.66%	12.19%	11.20%
Short-Term Bond	Columbia Funds Variable Insurance Trust II Select Short Corporate Income Fund Class 2 [1,2,15]	Columbia Management Investment Advisers, LLC	0.66%	6.00	1.90	2.94
Other - Multinarrative	Deutsche DWS Variable Series II DWS Alternative Asset Allocation VIP Class B [3]	DWS Investment Management Americas, Inc./ RREEF American L.L.C.	1.31%	10.03%	4.88%	4.52%
Small/Mid U.S. Equity	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B [2]	DWS Investment Management Americas, Inc.	1.17%	17.85%	9.27%	7.18%
Convertibles	EQ Advisors Trust SM 1290 VT Convertible Securities Portfolio Class IB [1,2]	Equitable Investment Management Group, LLC/ SSGA Funds Management, Inc.	0.90%	15.79%	2.91%	8.89%
Small Blend	EQ Advisors Trust SM 1290 VT GAMCO Small Company Value Portfolio Class IB	Equitable Investment Management Group, LLC/ GAMCO Asset Management, Inc.	1.05%	12.82%	11.24%	10.77%

Small Growth	EQ Advisors Trust SM 1290 VT Micro Cap Portfolio Class IB [1,2]	Equitable Investment Management Group, LLC/ Lord, Abbett & Co. LLC	1.15%	16.42%	4.31%	12.26%
Global Large - Stock Blend	EQ Advisors Trust SM 1290 VT SmartBeta Equity ESG Portfolio Class IB [2]	Equitable Investment Management Group, LLC/ AXA Investment Managers US Inc.	1.10%	13.95%	10.21%	10.74%
Large Blend	EQ Advisors Trust SM 1290 VT Socially Responsible Portfolio Class IB	Equitable Investment Management Group, LLC/ BlackRock Investment Management, LLC	0.90%	17.23%	13.04%	13.83%
Foreign Large Growth	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Overseas Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.97%	20.05%	6.35%	7.66%

Large U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.79%	21.24%	15.08%	15.49%
Other - Equity Energy	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%

Other - Health	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Health Care Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.84%	14.10%	3.92%
Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust III Fidelity® VIP Mid Cap Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	11.49%	9.83%	10.31%
Target-Date 2020	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2020 Portfolio SM Service Class 2 [3]	Fidelity Management & Research Company, LLC	0.69%	12.99%	4.57%	7.11%

Target-Date 2030	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2030 Portfolio SM Service Class 2 [3]	Fidelity Management & Research Company, LLC	0.71%	15.16%	5.98%	8.61%
Target-Date 2040	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2040 Portfolio SM Service Class 2 [3]	Fidelity Management & Research Company, LLC	0.82%	18.44%	8.73%	10.59%
Target-Date 2050	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Freedom 2050 Portfolio SM Service Class 2 [3]	Fidelity Management & Research Company, LLC	0.85%	19.50%	9.15%	10.81%
Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.50%	3.86%	2.90%	1.83%
Global Real Estate	Franklin Templeton Variable Insurance Product Trust Franklin Global Real Estate VIP Fund Class 2 [1,2]	Franklin Advisers, Inc.	1.25%	7.93%	2.36%	3.03%
Balanced/Asset Allocation	Franklin Templeton Variable Insurance Product Trust Franklin Income VIP Fund Class 4 [2]	Franklin Advisers, Inc.	0.82%	12.40%	7.54%	7.19%

Large U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Rising Dividends VIP Fund Class 4 [2]	Franklin Advisers, Inc.	0.99%	11.70%	9.38%	11.98%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Franklin U.S. Government Securities VIP Fund Class 2	Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 4 [1,2]	Templeton Asset Management, Ltd.	0.85%	15.56%	-1.05%	-0.25%
Mid-Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs Mid Cap Value Fund Service Shares [1,2]	Goldman Sachs Asset Management, L.P.	1.06%	9.13%	9.77%	9.75%
Small/Mid U.S. Equity	Goldman Sachs Variable Insurance Trust Goldman Sachs Small Cap Equity Insights Fund Service Shares [1,2]	Goldman Sachs Asset Management, L.P.	1.06%	15.82%	10.19%	10.57%
Bank Loan	Guggenheim Variable Funds Trust Series F (Floating Rate Strategies Series) Gugg VT [1,2]	Guggenheim Partners Investment Management, LLC	1.15%	3.57%	4.56%	4.12%
Tactical Allocation	Invesco Variable Insurance Funds Invesco V.I. Balanced-Risk Allocation Fund Series II [1,2,3]	Invesco Advisers, Inc.	1.13%	8.69%	2.27%	4.91%
International Equity	Invesco Variable Insurance Funds Invesco V.I. EQV International Equity Fund Series II	Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%

International Equity	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1,2]	Janus Henderson Investors US LLC	0.99%	17.26%
Balanced/Asset Allocation	Janus Aspen Series Trust Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Small/Mid U.S. Equity	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Fixed Income	Janus Aspen Series Trust Janus Henderson Flexible Bond Portfolio Service Shares [1,2]	Janus Henderson Investors US LLC	0.82%	7.22%	-0.47%	2.07%
Other - Technology	Janus Aspen Series Trust Janus Henderson Global Technology and Innovation Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Small/Mid U.S. Equity	Legg Mason Partners Variable Income Trust ClearBridge Variable Small Cap Growth Portfolio Class II	Franklin Templeton Fund Adviser, LLC/ ClearBridge Investments, LLC	1.06%	8.97%	-0.40%	9.11%
Inflation - Protected Bond	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class [2]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.72%	6.33%	0.62%	2.61%

Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Value Fund Service Class [2]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.86%	15.85%	11.47%	10.07%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [1,2]	Massachusetts Financial Services Company	1.12%	12.56%	-0.54%	10.46%
Other - Utilities	MFS® Variable Insurance Trust MFS® Utilities Series Service Class [1,2]	Massachusetts Financial Services Company	1.03%	14.76%	7.38%	9.22%
International Equity	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio Service Class [2,7]	Massachusetts Financial Services Company	1.14%	32.96%	7.02%	9.68%
Small/Mid U.S. Equity	Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class S [1,2]	Neuberger Berman Investment Advisers, LLC	1.11%	5.23%	4.27%	10.71%
Large U.S. Equity	Neuberger Berman Advisers Management Trust Quality Equity Portfolio Class S [6]	Neuberger Berman Investment Advisers, LLC	1.12%	13.43%	12.54%	12.66%
Aggressive Allocation	Northern Lights Variable Trust TOPS TM Aggressive ETF Portfolio Investor Class [3,10]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	18.53%	9.15%	9.99%
Moderate Allocation	Northern Lights Variable Trust TOPS TM Balanced ETF Portfolio Investor Class [3]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	12.59%	5.26%	6.10%

Moderately Conservative Allocation	Northern Lights Variable Trust TOPS TM Conservative ETF Portfolio Investor Class [3]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.81%	9.76%	4.09%	4.77%
Moderately Aggressive Allocation	Northern Lights Variable Trust TOPS TM Moderately Aggressive ETF Portfolio Investor Class [3,11]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	17.74%	8.30%	9.12%
Moderate Allocation	Northern Lights Variable Trust TOPS TM Moderate ETF Portfolio Investor Class [12]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.78%	14.87%	6.66%	7.63%
Balance/ Asset Allocation	PIMCO Variable Insurance Trust PIMCO All Asset Portfolio Advisor Class [1,2,3]	Pacific Investment Management Company, LLC	2.23%	14.19%	5.49%	6.67%
Other - Commodities	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn®Strategy Portfolio M Class	Pacific Investment Management Company, LLC	1.06%	18.70%	10.24%	6.22%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Administrative Class	Pacific Investment Management Company, LLC	1.17%	14.98%	2.44%	5.06%
Fixed Income	PIMCO Variable Insurance Trust PIMCO High Yield Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.81%	8.95%	3.97%	5.57%
Short-Term Fixed Income	PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio Advisor Class	Pacific Investment Management Company, LLC	0.76%	5.42%	1.47%	1.69%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.73%	8.89%	0.02%	2.36%

Large Growth	Principal Variable Contract Funds, Inc. PVC – Blue Chip Account Class 2 [1]	Principal Global Investors, LLC	0.90%	9.32%	9.56%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Core Plus Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.46%	-0.48%	2.36%
Moderately Conservative Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Adaptive Allocation Account Class 2 [3,9]	Principal Global Investors, LLCT	0.53%	7.00%	4.50%
Moderate Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Growth Adaptive Allocation Account Class 2 [3,8]	Principal Global Investors, LLC	0.53%	7.31%	6.13%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 2	Principal Global Investors, LLC	0.73%	15.25%	9.94%	11.24%
International Equity	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1 [6]	Principal Global Investors, LLC	1.12%	37.27%	5.06%	8.12%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.91%	-0.23%	1.26%

Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1 [1,2]	Principal Global Investors, LLC/ Los Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.	0.67%	11.39%	9.44%	15.00%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 2	Principal Global Investors, LLC	0.45%	17.31%	13.85%	14.22%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 2	Principal Global Investors, LLC	0.78%	1.52%	8.06%	12.30%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 2	Principal Global Investors, LLC	0.88%	13.22%	13.53%	14.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1 [3,6]	Principal Global Investors, LLC	0.47%	11.33%	4.65%	6.77%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1 [3,6]	Principal Global Investors, LLC	0.50%	13.21%	5.91%	8.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1 [3,6]	Principal Global Investors, LLC	0.54%	15.57%	7.56%	9.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1 [3,6]	Principal Global Investors, LLC	0.58%	17.50%	8.77%	10.22%

Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 2	Principal Global Investors, LLC/ Principal Real Estate Investors, LLC	1.03%	0.92%	4.61%	5.67%
Short - Term Fixed Income	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1	Principal Global Investors, LLC	0.42%	5.48%	2.33%	2.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 2	Principal Global Investors, LLC	1.10%	14.78%	6.02%	9.29%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 2 [3]	Principal Global Investors, LLC	0.93%	13.65%	6.99%	8.01%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 2 [3]	Principal Global Investors, LLC	0.92%	11.28%	4.78%	6.12%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 2 [3]	Principal Global Investors, LLC	0.97%	15.31%	8.74%	9.67%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 2 [3]	Principal Global Investors, LLC	0.90%	9.61%	3.31%	4.85%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 2 [3]	Principal Global Investors, LLC	1.00%	16.61%	9.88%	10.69%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer April Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.98%	11.95%

Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer January Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.99%	12.74%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer July Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	1.00%	13.26%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer October Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.99%	13.10%
Other - Natural Resources	Rydex Variable Trust Basic Materials Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.78%	32.89%	9.42%	11.58%
Commodities Broad Basket	Rydex Variable Trust Commodities Strategy Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.73%	4.89%	12.80%	4.76%
Systematic Trend	Rydex Variable Trust Global Managed Futures Strategy Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	2.18%	3.65%	3.94%	1.27%
Multistrategy	Rydex Variable Trust Multi-Hedge Strategies Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.75%	1.25%	1.23%	1.62%
Large Growth	Rydex Variable Trust NASDAQ-100® Fund Rydex VT [1]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.76%	19.04%	13.32%	17.60%
Large Growth	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio - II II Class	T. Rowe Price	1.00%	18.43%	11.41%	15.25%

Equity - Precious Metals	VanEck Variable Insurance Products Trust VanEck VIP Global Gold Fund Class S [1,2]	VanEck Associates Corporation	1.30%	164.43%	20.00%	20.89%
Other - Natural Resources	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Class S	VanEck Associates Corporation	1.32%	36.17%	10.24%	8.06%
Event Driven	Virtus Variable Insurance Funds The Merger Fund® VL [1,2]	Virtus Investment Advisers, LLC/ Westchester Capital Management	1.43%	8.54%	3.64%	4.37%

1. The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2. This Fund pays 12b-1 fees to Principal Securities, Inc. ("PSI").
3. This Fund is a fund of funds. The funds of funds expenses may be higher than other fund types because the expenses of the selected Fund include the expenses of the funds it holds.
4. This Fund is not available in the state of New York.
5. This Fund may not be available through all broker-dealers.
6.. Prior to July 28, 2025, the name of this fund was the AMT Sustainable Equity Portfolio.
7. Prior to April 30, 2026, the name of this fund was the MFS ® International Intrinsic Value Portfolio.
8. On or about May 1, 2026, the PVC Diversified Growth Strategic Allocation Account merged into the PVC Diversified Growth Adaptive Allocation Account.
9. On or about May 1, 2026, the PVC Diversified Balanced Strategic Allocation Account merged into the PVC Diversified Balanced Adaptive Allocation Account.
10. Prior to May 1, 2026, the name of this fund was the TOPS ® Aggressive Growth ETF Portfolio.
11. Prior to May 1, 2026, the name of this fund was the TOPS ® Growth ETF Portfolio.
12. Prior to May 1, 2026, the name of this fund was the TOPS ® Moderate Growth ETF Portfolio.
13. Prior to May 1, 2026, the name of this fund was the American Funds Insurance Series Global Small Capitalization fund.
14. Prior to May 1, 2026, the name of this fund was the Columbia Variable Portfolio Small Cap Value Fund.
15. Prior to May 1, 2026, the name of this fund was the Columbia Variable Portfolio Limited Duration Credit Fund.

EDGAR Contract Identifier: C000145948